Fair Value of Financial Instruments and Risk Management - Derivative Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	$ 3,698		$ 3,698		$ 3,588
Unrealized gains recognized as regulatory liabilities	3,073		3,073		3,103
Mutual funds and money market accounts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) on investments	4	$ 9	$ 6	$ (2)
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains, portion shared with customers (percent)			10.00%
Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	112		$ 112
Unrealized gains (losses) on derivatives	1	(5)	$ 3	(9)
Total return swaps | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms			1 year
Total return swaps | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms			3 years
Foreign exchange contracts | Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	170		$ 170
Unrealized gains (losses) on derivatives	(4)	11	(2)	2
Energy contracts | Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) on energy contracts	(8)	$ 7	(13)	$ 4
Derivative instruments | Energy contracts subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	75		75		73
Unrealized gains recognized as regulatory liabilities	$ 55		$ 55		$ 17